Contract Liabilities	12 Months Ended
Dec. 31, 2024
Contract Liabilities [Abstract]
Contract liabilities
18.	Contract liabilities

Total
$’000
As of January 1, 2023	—
Customer prepayments	5,000
Revenue recognized	—
Effect of foreign exchange rate changes	—
As of December 31, 2023	5,000
Customer prepayments	—
Revenue recognized	—
Effect of foreign exchange rate changes	—
As of December 31, 2024	5,000

As of December 31, 2023 and 2024, US$5.0 million are recorded as non-current contract liabilities and current contract liabilities, respectively. Non-current contract liabilities will be recognized as revenue over the next one year as contractual milestones are achieved.